Summary statement of employee benefits	12 Months Ended
Dec. 31, 2023
Summary statement of employee benefits, depreciation and amortization for the years ended [abstract]
Summary statement of employee benefits

8.      Summary statement of employee benefits

Salaries and employee benefits amounted to $5,698,761, $4,403,080 and $543,006 for years ended December 31, 2023, December 31, 2022 and December 31, 2021 respectively. Key management remuneration and benefits, excluding share-based payments, amounted to $4,289,187, $5,054,035 and $4,395,096 for years ended December 31, 2023, December 31, 2022 and December 31, 2021 respectively consisting of $4,163,596, $4,692,080 and $4,395,096 short-term employee benefits and $125,591, $361,955 and $Nil in post-employment and medical benefits. Please refer to note 22 for more details regarding key management remuneration.